Revenue Recognition - Contract Balances (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Revenue Recognition
Contract assets	$ 15.6	$ 8.4	$ 8.0	$ 8.3
Contract liabilities	53.5	47.7	51.6	$ 55.0
Revenue recognized	27.9		$ 27.5
Contract assets reclassified into accounts receivable	23.7	21.0
Contract modifications adjustment	1.3
Contract liabilities increase due to cash received	2.7	$ 2.3
Contract assets increase, licensing contract modification	$ 7.4